Long-term investments - Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Current assets:
Cash and cash equivalents	$ 23,946	$ 27,158	$ 6,064
Accounts receivable	6,146	10,177
Inventories	2,745	3,037
Total current assets	33,469	41,554
Property, plant and equipment and right-of-use assets	5,552	5,605
Other long-term assets	421	2,380
Total assets	85,007	94,009
Current liabilities:
Accounts payable	16,416	17,933
Total current liabilities	29,329	21,549
Total liabilities	32,736	25,196
Cespira Joint Venture
Current assets:
Cash and cash equivalents	16,164	14,869
Accounts receivable	18,840	18,718
Inventories	9,026	11,566
Prepaid expenses	849	1,157
Total current assets	44,879	46,310
Property, plant and equipment and right-of-use assets	45,459	46,352
Intangible assets and goodwill	7,000	7,516
Other long-term assets	16,626	17,139
Total assets	113,964	117,317
Current liabilities:
Accounts payable	16,670	20,810
Current portion of provisions	2,034	2,519
Other current liabilities	5,481	6,266
Total current liabilities	24,185	29,595
Long-term portion of provisions	2,342	1,618
Onerous contract provisions	1,230	2,890
Total liabilities	27,757	34,103
Net assets	$ 86,207	$ 83,214